American Century Investments®
Quarterly Portfolio Holdings

Sustainable Equity Fund
July 31, 2020

Sustainable Equity - Schedule of Investments
JULY 31, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.4%
Aerospace and Defense — 0.9%
Lockheed Martin Corp.	65,558	24,844,515
Air Freight and Logistics — 0.3%
Expeditors International of Washington, Inc.	100,211	8,468,832
Auto Components — 0.7%
Aptiv plc	230,768	17,942,212
Banks — 3.6%
Bank of America Corp.	1,767,265	43,969,553
Citigroup, Inc.	343,708	17,188,837
JPMorgan Chase & Co.	387,533	37,451,189
		98,609,579
Beverages — 1.6%
PepsiCo, Inc.	309,903	42,661,247
Biotechnology — 2.8%
AbbVie, Inc.	292,027	27,716,283
Amgen, Inc.	143,224	35,042,616
Vertex Pharmaceuticals, Inc.(1)	49,337	13,419,664
		76,178,563
Building Products — 1.7%
Johnson Controls International plc	630,258	24,252,328
Masco Corp.	402,689	23,017,703
		47,270,031
Capital Markets — 3.9%
Ameriprise Financial, Inc.	49,901	7,666,290
BlackRock, Inc.	33,677	19,364,612
Intercontinental Exchange, Inc.	157,086	15,202,783
Morgan Stanley	621,476	30,377,747
S&P Global, Inc.	100,356	35,149,689
		107,761,121
Chemicals — 2.3%
Ecolab, Inc.	76,864	14,379,717
Linde plc	134,651	33,004,307
Sherwin-Williams Co. (The)	24,819	16,080,726
		63,464,750
Communications Equipment — 1.2%
Cisco Systems, Inc.	618,722	29,141,806
Motorola Solutions, Inc.	34,265	4,790,247
		33,932,053
Consumer Finance — 0.6%
American Express Co.	181,301	16,919,009
Containers and Packaging — 0.7%
Ball Corp.	242,635	17,865,215
Diversified Telecommunication Services — 1.3%
Verizon Communications, Inc.	602,167	34,612,559
Electric Utilities — 2.3%
NextEra Energy, Inc.	227,198	63,774,479
Electrical Equipment — 0.5%
Eaton Corp. plc	142,864	13,304,924

Electronic Equipment, Instruments and Components — 0.9%
CDW Corp.	47,028	5,467,005
Cognex Corp.	62,775	4,197,764
Keysight Technologies, Inc.(1)	144,802	14,464,272
		24,129,041
Entertainment — 1.5%
Activision Blizzard, Inc.	187,342	15,480,070
Walt Disney Co. (The)	229,929	26,887,897
		42,367,967
Equity Real Estate Investment Trusts (REITs) — 3.4%
Prologis, Inc.	670,747	70,710,149
SBA Communications Corp.	73,085	22,768,901
		93,479,050
Food and Staples Retailing — 1.0%
Costco Wholesale Corp.	44,038	14,335,690
Sysco Corp.	228,961	12,100,589
		26,436,279
Food Products — 0.9%
Beyond Meat, Inc.(1)	7,144	899,430
Mondelez International, Inc., Class A	342,598	19,010,763
Vital Farms, Inc.(1)	97,206	3,427,483
		23,337,676
Health Care Equipment and Supplies — 2.5%
Baxter International, Inc.	216,028	18,660,499
Edwards Lifesciences Corp.(1)	260,143	20,397,812
Medtronic plc	230,231	22,212,687
ResMed, Inc.	32,866	6,655,694
		67,926,692
Health Care Providers and Services — 3.2%
Cigna Corp.(1)	76,010	13,126,167
CVS Health Corp.	359,759	22,643,231
Humana, Inc.	37,930	14,885,629
UnitedHealth Group, Inc.	123,532	37,403,019
		88,058,046
Hotels, Restaurants and Leisure — 0.5%
Starbucks Corp.	196,409	15,031,181
Household Products — 2.8%
Colgate-Palmolive Co.	226,676	17,499,387
Procter & Gamble Co. (The)	460,191	60,340,244
		77,839,631
Industrial Conglomerates — 1.1%
Honeywell International, Inc.	201,617	30,115,531
Insurance — 1.5%
Aflac, Inc.	159,392	5,669,574
Marsh & McLennan Cos., Inc.	71,410	8,326,406
Progressive Corp. (The)	94,315	8,520,417
Prudential Financial, Inc.	89,066	5,644,112
Travelers Cos., Inc. (The)	119,834	13,711,406
		41,871,915
Interactive Media and Services — 6.0%
Alphabet, Inc., Class A(1)	73,297	109,062,271
Facebook, Inc., Class A(1)	219,139	55,588,990
		164,651,261

Internet and Direct Marketing Retail — 5.6%
Amazon.com, Inc.(1)	44,573	141,059,282
Expedia Group, Inc.	160,316	12,987,199
		154,046,481
IT Services — 6.2%
Accenture plc, Class A	146,164	32,854,744
International Business Machines Corp.	95,201	11,704,011
Mastercard, Inc., Class A	122,903	37,919,263
PayPal Holdings, Inc.(1)	229,779	45,052,768
Visa, Inc., Class A	218,556	41,613,062
		169,143,848
Life Sciences Tools and Services — 1.8%
Agilent Technologies, Inc.	227,078	21,874,424
Thermo Fisher Scientific, Inc.	64,646	26,760,211
		48,634,635
Machinery — 1.6%
Cummins, Inc.	118,517	22,904,595
Parker-Hannifin Corp.	111,156	19,888,032
		42,792,627
Media — 0.8%
Comcast Corp., Class A	479,686	20,530,561
Multiline Retail — 0.3%
Target Corp.	71,265	8,970,838
Oil, Gas and Consumable Fuels — 1.9%
ConocoPhillips	720,889	26,954,040
Phillips 66	271,449	16,835,267
Valero Energy Corp.	141,639	7,964,361
		51,753,668
Personal Products — 0.3%
Estee Lauder Cos., Inc. (The), Class A	47,716	9,425,819
Pharmaceuticals — 3.7%
Bristol-Myers Squibb Co.	508,742	29,842,806
Merck & Co., Inc.	465,308	37,336,314
Novo Nordisk A/S, B Shares	252,501	16,659,174
Zoetis, Inc.	111,269	16,877,282
		100,715,576
Professional Services — 0.9%
IHS Markit Ltd.	302,227	24,398,786
Road and Rail — 1.8%
Norfolk Southern Corp.	112,614	21,645,537
Union Pacific Corp.	158,371	27,453,613
		49,099,150
Semiconductors and Semiconductor Equipment — 4.6%
Applied Materials, Inc.	267,727	17,222,878
ASML Holding NV	55,814	19,715,959
Broadcom, Inc.	55,049	17,436,771
Intel Corp.	413,548	19,738,646
NVIDIA Corp.	98,573	41,853,110
Texas Instruments, Inc.	82,076	10,468,794
		126,436,158
Software — 9.3%
Adobe, Inc.(1)	58,511	25,997,607
Microsoft Corp.	1,007,904	206,630,399

salesforce.com, Inc.(1)	110,603	21,550,995
		254,179,001
Specialty Retail — 3.0%
Home Depot, Inc. (The)	215,816	57,296,990
TJX Cos., Inc. (The)	482,751	25,098,224
		82,395,214
Technology Hardware, Storage and Peripherals — 6.4%
Apple, Inc.	413,640	175,813,546
Textiles, Apparel and Luxury Goods — 1.5%
NIKE, Inc., Class B	328,348	32,050,048
VF Corp.	137,418	8,294,551
		40,344,599
TOTAL COMMON STOCKS (Cost $2,381,945,322)		2,721,533,866
TEMPORARY CASH INVESTMENTS — 0.8%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.50% - 2.125%, 9/15/22 - 12/31/22, valued at $8,749,927), in a joint trading account at 0.04%, dated 7/31/20, due 8/3/20 (Delivery value $8,579,933)		8,579,904
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.75%, 2/15/37, valued at $14,003,744), at 0.05%, dated 7/31/20, due 8/3/20 (Delivery value $13,729,057)		13,729,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	18,974	18,974
TOTAL TEMPORARY CASH INVESTMENTS (Cost $22,327,878)		22,327,878
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $2,404,273,200)		2,743,861,744
OTHER ASSETS AND LIABILITIES — (0.2)%		(4,184,356)
TOTAL NET ASSETS — 100.0%		$2,739,677,388

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	132,414	USD	151,177	Credit Suisse AG	9/30/20	$4,990
EUR	345,023	USD	394,140	Credit Suisse AG	9/30/20	12,774
EUR	426,204	USD	485,677	Credit Suisse AG	9/30/20	16,981
EUR	761,443	USD	896,302	Credit Suisse AG	9/30/20	1,731
EUR	652,326	USD	772,661	Credit Suisse AG	9/30/20	(3,318)
USD	12,744,765	EUR	11,292,744	Credit Suisse AG	9/30/20	(573,707)
USD	472,382	EUR	417,012	Credit Suisse AG	9/30/20	(19,434)
USD	429,790	EUR	380,061	Credit Suisse AG	9/30/20	(18,448)
USD	320,280	EUR	277,371	Credit Suisse AG	9/30/20	(6,847)
USD	5,352,868	EUR	4,600,281	Credit Suisse AG	9/30/20	(72,625)
						$(657,903)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini	99	September 2020	$4,950	$16,154,325	$435,240

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
USD	-	United States Dollar
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	2,685,158,733	36,375,133	—
Temporary Cash Investments	18,974	22,308,904	—
	2,685,177,707	58,684,037	—
Other Financial Instruments
Futures Contracts	435,240	—	—
Forward Foreign Currency Exchange Contracts	—	36,476	—
	435,240	36,476	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	694,379	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.